INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	187,392	276,542	45,682
Work-in-progress	26,800	68,851	11,373
Finished goods	624,535	406,898	67,215

	838,727	752,291	124,270

As of December 31, 2012 and 2013, raw materials of RMB10,989,000 and nil, respectively, of the Group were held in custody by other parties for processing. The write-down of inventories amounted to RMB583,097,000, RMB326,051,000 and RMB113,236,000 (US$18,705,255) for the years ended December 31, 2011,2012 and 2013, respectively.